Long-Term Debt (Maximum Secured Leverage Ratio) (Details) - Boyd	Dec. 31, 2015
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.25
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1.00
Four Fiscal Quarters Ending March 31, 2015 through December 31, 2016
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.75
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1,000.00
Four Fiscal Quarters Ending March 31, 2017 through December 31, 2017
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.50
Four Fiscal Quarters Ended March 31, 2018 and Thereafter
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.25